Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions
Related Party Transactions

11. Related Party Transactions

              In December 2015, a board member received a Restricted Stock Award of 398,525 shares of common stock pursuant to an agreement entered into with the board member to supersede a pre-existing agreement. One half of the shares covered by this Restricted Stock Award were fully vested on grant. The remainder will vest in full upon our completion of a public offering or private placement of our equity securities in which gross proceeds of at least $40.0 million are raised, which we refer to as a qualified financing. Additionally, upon a qualified financing, the board member will be entitled to receive a cash payment that, when combined with the value of the restricted stock grant, equals a percentage of the Company's valuation ranging between 0.75% to 1.25% of the Company's valuation, with the actual percentage determined based on the Company's valuation.

              On December 7, 2015, the Company entered into a note purchase agreement with a stockholder, Energy Capital, pursuant to which Energy Capital may lend an aggregate principal amount of up to $10.0 million. See Note 8 for a further discussion of the Energy Capital borrowing facility.